Statement to Certificateholder

		Sections	Deal Information

Deal:
		1. Distribution Summary		Residential Funding Mtg Sec I, 2006-SA1

2. Factor Summary
			Determination Date:	02/23/2006

3. Component Level Reporting (if applicable)
			Distribution Date:	02/27/2006
4. Interest Summary

		5. Other Income Detail	Pool(s):	40274, 40275

6. Index Based Classes (if applicable)
			Trustee:	Us Bank, Inc.

7. Collateral Interest Shortfalls
			Asset Type:	Mortgage Asset-Backed Pass-Through Certificates
8. Basis Risk/Net WAC Shortfall (if applicable)

9. Collateral Summary
GMAC-RFC Bond Administrator:

Nicholas Gisler
10. Compensation and Expense Adjustments

11. Overcollateralization Summary (if applicable)
			Telephone:	(818) 260-1628

12. Delinquency, Foreclosure, and REO Information

13. Prepayment and Repurchases

14. Credit Instrument (if applicable)

15. Distribution Percentages

16. Comments

2/23/2006	5:08:36PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors		Page 1 of 9

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-SA1
February 27, 2006

1. Distribution Summary

Class	Cusip ID	Original Face Value	Beginning Notional/Principal Balance	Pass -Through Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/Principal Balance (1) -(3)-(6)+(8) = (9)

			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

I-A-1	76111XG72	193,289,000.00	193,289,000.00	5.68742710	1,110,048.15	916,097.58	2,026,145.73	0.00	0.00	0.00	192,178,951.85

I-A-2	76111XG80	21,477,000.00	21,477,000.00	5.68742729	123,341.24	101,790.73	225,131.97	0.00	0.00	0.00	21,353,658.76

II-A-1	76111XG98	42,996,000.00	42,996,000.00	5.62390511	133,863.45	201,504.52	335,367.97	0.00	0.00	0.00	42,862,136.55

II-A-2	76111XH22	4,777,000.00	4,777,000.00	5.62390538	14,872.68	22,387.83	37,260.51	0.00	0.00	0.00	4,762,127.32

R-1	76111XH30	50.00	50.00	5.76000000	50.00	0.24	50.24	0.00	0.00	0.00	0.00

R-II	76111XL68	50.00	50.00	5.76000000	50.00	0.24	50.24	0.00	0.00	0.00	0.00

M-1	76111XH48	4,814,000.00	4,814,000.00	5.67586789	667.08	22,769.69	23,436.77	0.00	0.00	0.00	4,813,332.92

M-2	76111XH55	3,026,000.00	3,026,000.00	5.67586913	419.32	14,312.65	14,731.97	0.00	0.00	0.00	3,025,580.68

M-3	76111XH63	1,925,000.00	1,925,000.00	5.67586909	266.75	9,105.04	9,371.79	0.00	0.00	0.00	1,924,733.25

B-1	76111XH71	1,238,000.00	1,238,000.00	5.67586430	171.55	5,855.60	6,027.15	0.00	0.00	0.00	1,237,828.45

B-2	76111XH89	825,000.00	825,000.00	5.67586909	114.32	3,902.16	4,016.48	0.00	0.00	0.00	824,885.68

B-3	76111XH97	687,345.09	687,345.09	5.67587382	95.25	3,251.07	3,346.32	0.00	0.00	0.00	687,249.84

Deal Totals		275,054,445.09	275,054,445.09		1,383,959.79	1,300,977.35	2,684,937.14	0.00	0.00	0.00	273,670,485.30

2/23/2006	5:08:36PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 9

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-SA1
February 27, 2006

2. Factor Summary

(Amount/Original Amount per $1000 unit)

Class	Cusip	Beginning Notional/Principal Balance Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Deferred Interest Factor	Interest Shortfall Factor	Ending Notional/Principal Balance Factor

I-A-1	76111XG72	1,000.00000000	5.74294528	4.73952258	10.48246786	0.00000000	0.00000000	994.25705472

I-A-2	76111XG80	1,000.00000000	5.74294548	4.73952275	10.48246822	0.00000000	0.00000000	994.25705452

II-A-1	76111XG98	1,000.00000000	3.11339311	4.68658759	7.79998070	0.00000000	0.00000000	996.88660689

II-A-2	76111XH22	1,000.00000000	3.11339334	4.68658782	7.79998116	0.00000000	0.00000000	996.88660666

R-1	76111XH30	1,000.00000000	1,000.00000000	4.80000000	1,004.80000000	0.00000000	0.00000000	0.00000000

R-II	76111XL68	1,000.00000000	1,000.00000000	4.80000000	1,004.80000000	0.00000000	0.00000000	0.00000000

M-1	76111XH48	1,000.00000000	0.13857084	4.72988990	4.86846074	0.00000000	0.00000000	999.86142916

M-2	76111XH55	1,000.00000000	0.13857237	4.72989095	4.86846332	0.00000000	0.00000000	999.86142763

M-3	76111XH63	1,000.00000000	0.13857143	4.72989091	4.86846234	0.00000000	0.00000000	999.86142857

B-1	76111XH71	1,000.00000000	0.13857027	4.72988691	4.86845719	0.00000000	0.00000000	999.86142973

B-2	76111XH89	1,000.00000000	0.13856970	4.72989091	4.86846061	0.00000000	0.00000000	999.86143030

B-3	76111XH97	1,000.00000000	0.13857668	4.72989485	4.86847153	0.00000000	0.00000000	999.86142332

Pool Trading Factor: 99.49684151

2/23/2006	5:08:36PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 9

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-SA1
February 27, 2006

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Beginning Notional/Principal Balance	Pass-Through Rate	Optimal Interest Amount	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)-(4)+(5)=(6)	Pass -Through Rate for Next Distribution	Accrued Certificate Interest Remaining Unpaid

			(1)	(2)	(3)	(4)	(5)	(6)
I-A-1	193,289,000.00	5.68742710	916,097.58	0.00	0.00	0.00	0.00	916,097.58	0.00000000	0.00

I-A-2	21,477,000.00	5.68742729	101,790.73	0.00	0.00	0.00	0.00	101,790.73	0.00000000	0.00

II-A-1	42,996,000.00	5.62390511	201,504.52	0.00	0.00	0.00	0.00	201,504.52	0.00000000	0.00

II-A-2	4,777,000.00	5.62390538	22,387.83	0.00	0.00	0.00	0.00	22,387.83	0.00000000	0.00

R-1	50.00	5.76000000	0.24	0.00	0.00	0.00	0.00	0.24	0.00000000	0.00

R-II	50.00	5.76000000	0.24	0.00	0.00	0.00	0.00	0.24	0.00000000	0.00

M-1	4,814,000.00	5.67586789	22,769.69	0.00	0.00	0.00	0.00	22,769.69	0.00000000	0.00

M-2	3,026,000.00	5.67586913	14,312.65	0.00	0.00	0.00	0.00	14,312.65	0.00000000	0.00

M-3	1,925,000.00	5.67586909	9,105.04	0.00	0.00	0.00	0.00	9,105.04	0.00000000	0.00

B-1	1,238,000.00	5.67586430	5,855.60	0.00	0.00	0.00	0.00	5,855.60	0.00000000	0.00

B-2	825,000.00	5.67586909	3,902.16	0.00	0.00	0.00	0.00	3,902.16	0.00000000	0.00

B-3	687,345.09	5.67587382	3,251.07	0.00	0.00	0.00	0.00	3,251.07	0.00000000	0.00

Deal Totals	275,054,445.09		1,300,977.35	0.00	0.00	0.00	0.00	1,300,977.35		0.00

7. Collateral Interest Shortfalls

		Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount	Civil Relief Act Shortfall Amount

Group	I	1,923.74	1,923.74	0.00	0.00

Group	II	673.63	673.63	0.00	0.00

Deal Totals		2,597.37	2,597.37	0.00	0.00

2/23/2006	5:08:36PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 9

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-SA1
February 27, 2006

9. Collateral Summary

A.

Beginning Principal Balance	Beginning Loan Count	Ending Principal Balance	Ending Loan Count	Available Distribution	Realized Loss	Cumulative Realized Loss

Group :	I	225,004,091.94	652	223,769,197.90	649	0.00	0.00

Group :	II	50,050,353.15	129	49,901,287.41	129	0.00	0.00

Deal Totals	275,054,445.09	781	273,670,485.31	778	2,684,937.14	0.00	0.00

B.

Beginning Gross Weighted Average Interest Rate	Ending Gross Weighted Average Interest Rate	Ending Weighted Average Maturity	Beginning Weighted	Ending Weighted	Net Weighted	Weighted

Group :	I	5.98742707	5.98578375	357.60	5.68742707	5.68578375

Group :	II	5.92859813	5.92844405	356.40	5.62390510	5.62373701

Deal Totals	5.97672224	5.97532839	357.40	5.67586828	5.67447010	0.00000000	0.00000000

2/23/2006	5:08:36PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 9

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-SA1
February 27, 2006

10. Compensation and Expenses

		Compensation		Advances		Allowable Expenses Per Governing Documents	Non-Recoverable Advances

		Subservicer	Master Servicer	Subservicer	Master Servicer

Group :	I	46,853.78	9,382.09	2,334.47	0.00	0.00	0.00

Group :	II	10,593.34	2,085.51	0.00	0.00	0.00	0.00

Deal Totals		57,447.12	11,467.60	2,334.47	0.00	0.00	0.00

12.Delinquency, Foreclosure, and REO Information

	Monthly Payments Delinquent						Foreclosures		REO

	One		Two		Three					Actual	Scheduled

	$	Count	$	Count	$	Count	$	Count	Count	$	$
Group I	516,600.00		0.00		0.00		0.00			0.00	0.00
		2		0		0		0	0

Group II	0.00		0.00		0.00		0.00			0.00	0.00
		0		0		0		0	0

Deal Totals	516,600.00		0.00		0.00		0.00			0.00	0.00
		2		0		0		0	0

2/23/2006	5:08:36PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 9

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-SA1
February 27, 2006

13.Prepayments and Repurchases

	Curtailment		Payoffs		Total Prepayments		Total Repurchases		Optional Repurchases		ARM Repurchases

	$	Count	$	Count	$	Count	$	Count	$	Count	$	Count
Group I	371,546.34	61	832,477.09	3	1,204,023.43	64	0.00	0	0.00	0	0.00	0

Group II	141,821.70	9	0.00	0	141,821.70	9	0.00	0	0.00	0	0.00	0

Deal Totals	513,368.04	70	832,477.09	3	1,345,845.13	73	0.00	0	0.00	0	0.00	0

2/23/2006	5:08:36PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 9

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-SA1
February 27, 2006

15. Distribution Percentages

Beginning Super Senior Percentage	Ending Super Senior Percentage	Beginning Senior Support Percentage	Ending Senior Support Percentage	Beginning Senior Percentage	Ending Senior Percentage	Beginning Senior Accelerated Percentage	Ending Senior Accelerated Percentage

I	0.00000000	0.00000000	0.00000000	0.00000000	95.44986411	95.42538143	100.00000000	100.00000000

II	0.00000000	0.00000000	0.00000000	0.00000000	95.44987596	95.43694430	100.00000000	100.00000000

Beginning Percentage	Ending Percentage

Subordinates

M-1	0.00000000	1.75880600

M-2	0.00000000	1.10555608

M-3	0.00000000	0.70330319

Class M Total:	0.00000000	3.56766527

B-1	0.00000000	0.45230615

B-2	0.00000000	0.30141565

B-3	0.00000000	0.25112311

Class B Total:	0.00000000	1.00484491

2/23/2006	5:08:36PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 9

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-SA1
February 27, 2006

16. Comments

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

2/23/2006	5:08:36PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 9

Statement To Certificateholder

Residential Funding Mtg. Sec I, 2006-SA1

February 27, 2006

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	2,693,807.36
Prepayment Premium	0.00
Liquidation and Insurance Proceeds	0.00
Subsequent Recoveries	0.00
Repurchase Proceeds	0.00
Other Deposits/Adjustments (including Derivative Payment)	2,597.37
Total Deposits	2,696,404.73

Uses of Funds	Amount

Transfer to Certificate Account	2,684,937.11
Reimbursed Advances and Expenses	0.00
Master Servicing Compensation	11,467.62
Derivative Payment/ Reserve Draw	NA
Total Withdrawals	2,696,404.73

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A

Statement To Certificateholder

Residential Funding Mtg. Sec I, 2006-SA1

February 27, 2006

Closing Date		January 30, 2006
Definitive Record Date		January 31, 2006
Book Entry Record Date		January 31, 2006

				Prepayment Interest Shortfall Amounts

Class	Accrual Period		Accrual Methodology	Current Period	Prior Unpaid	Prior Unpaid Accrued Interest	Total Paid	Remaining Unpaid
	Start	End

I-A-1	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
I-A-2	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
II-A-1	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
II-A-2	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
R-I	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
R-II	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
M-1	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
M-2	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
M-3	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
B-1	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
B-2	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
B-3	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00

Total				0.00	0.00	0.00	0.00	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix B

Statement To Certificateholder

Residential Funding Mtg. Sec I, 2006-SA1

February 27, 2006

Basis Risk/Net WAC Shortfall Amounts

NOT APPLICABLE

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix C

Statement To Certificateholder

Residential Funding Mtg. Sec I, 2006-SA1

February 27, 2006

Excess Cashflow and Overcollateralization Provisions

NOT APPLICABLE

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix D

Statement To Certificateholder

Residential Funding Mtg. Sec I, 2006-SA1

February 27, 2006

Performance Tests

	Group I	Group II
Is Current Distribution Period After February 2013?	NO	NO

Senior Accelerated Percentage Trigger in Effect?	NO	NO
Senior Accelerated Distribution Percentage	100.00%	100.00%

Has M-2 Prepayment Distribution Trigger Occurred?	NO	NO
Has M-3 Prepayment Distribution Trigger Occurred?	NO	NO
Has B-1 Prepayment Distribution Trigger Occurred?	NO	NO
Has B-2 Prepayment Distribution Trigger Occurred?	NO	NO
Has B-3 Prepayment Distribution Trigger Occurred?	NO	NO

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix E

Statement To Certificateholder

Residential Funding Mtg. Sec I, 2006-SA1

February 27, 2006

Loss Mitigation Loan Modification Pool Level Data

Pool	Type Of Modification	Loan Status	Balance	Loan Count	Paid Off Indicator

40274	N/A	N/A	N/A	N/A	N/A
40275	N/A	N/A	N/A	N/A	N/A

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix F